Fair Value Measurements and Risk Management (Predecessor) (Details) - OceanPal Inc. Predecessors [Member] - Revenue Benchmark - Customer Concentration Risk [Member]	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
C Transport Maritime LTD
Revenues [Abstract]
Concentration risk percentage	38.00%
Vitera Chartering
Revenues [Abstract]
Concentration risk percentage	29.00%
Reachy International
Revenues [Abstract]
Concentration risk percentage	28.00%
Cargill International S.A.
Revenues [Abstract]
Concentration risk percentage		34.00%	33.00%
Phaethon International Co AG.
Revenues [Abstract]
Concentration risk percentage		34.00%
Uniper Global Commodities, Dusseldorf GE
Revenues [Abstract]
Concentration risk percentage		22.00%
Crystal Sea Shipping Co., Limited
Revenues [Abstract]
Concentration risk percentage		10.00%	12.00%
Hadson Shipping Lines Inc.
Revenues [Abstract]
Concentration risk percentage			30.00%
Glencore Agriculture BV
Revenues [Abstract]
Concentration risk percentage			22.00%